Goodwill and other intangible assets - Summary of Goodwill and Other Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	$ 1,292	$ 1,226
Ending balance	1,467	1,292
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	1,886	1,790
Additions	241	180
Capitalised interest	6	4
Disposals	(17)	(52)
Exchange and other adjustments	41	(36)
Ending balance	2,157	1,886
Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(594)	(564)
Provided	(68)	(66)
System Fund expense	(30)	(26)
Disposals	16	48
Exchange and other adjustments	(14)	14
Ending balance	(690)	(594)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	232	233
Ending balance	237	232
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	370	371
Exchange and other adjustments	7	(1)
Ending balance	377	370
Goodwill [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(138)	(138)
Exchange and other adjustments	(2)
Ending balance	(140)	(138)
Brands [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	193	193
Ending balance	193	193
Brands [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	193	193
Ending balance	193	193
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	360	296
Ending balance	464	360
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	583	498
Additions	168	127
Capitalised interest	6	4
Disposals	(14)	(45)
Exchange and other adjustments	2	(1)
Ending balance	745	583
Software [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(223)	(202)
Provided	(40)	(41)
System Fund expense	(30)	(26)
Disposals	14	45
Exchange and other adjustments	(2)	1
Ending balance	(281)	(223)
Management contracts [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	303	326
Ending balance	307	303
Management contracts [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	444	465
Exchange and other adjustments	22	(21)
Ending balance	466	444
Management contracts [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(141)	(139)
Provided	(10)	(11)
Exchange and other adjustments	(8)	9
Ending balance	(159)	(141)
Other intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	204	178
Ending balance	266	204
Other intangibles [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	296	263
Additions	73	53
Disposals	(3)	(7)
Exchange and other adjustments	10	(13)
Ending balance	376	296
Other intangibles [member] | Amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Beginning balance	(92)	(85)
Provided	(18)	(14)
Disposals	2	3
Exchange and other adjustments	(2)	4
Ending balance	$ (110)	$ (92)